Cost of Sales	12 Months Ended
Mar. 31, 2024
Text Block [Abstract]
Cost of Sales
7.	COST OF SALES

Year ended,	March 31, 2024	March 31, 2023

Total cost of sales is comprised of:

Cost of steel revenue	$2,263.0	$2,160.2

Cost of freight revenue	198.3	182.4

Cost of non-steel revenue	52.2	46.1

	$2,513.5	$2,388.7

Inventories recognized as cost of sales:	$2,315.2	$2,206.4

Net inventory write-downs as a result of net realizable value lower than cost included in cost of sales:	$13.5	$23.0

Depreciation included in cost of steel revenue for the year ended March 31, 2024 was $114.7 million (March 31, 2023 - $95.0 million). Wages and benefits included in cost of steel revenue for the year ended March 31, 2024 was $365.3 million (March 31, 2023 - $375.6 million). Past service costs of $47.9 million, as described below, are included in cost of steel revenue for the year ended March 31, 2023.
Federal Greenhouse Gas Pollution Pricing Act
During the year ended March 31, 2024, total Carbon Tax recognized in
cost of sales as an expense was $24.6 million

(
March 31, 2023

-
$7.2 million
)
.
Past service cost recognition
The collective bargaining agreements with Local 2251 and Local 2724 were ratified in August 2022
and
September 2022, respectively; and became effective as of August 1, 2022. The settlement resulted in a past service cost adjustment related to the defined benefit pension plan and other post-employment benefits of $44.5 million and $3.4 million, respectively, of which $47.9 million was recorded in cost of steel revenue for the year ended March 31, 2023.